Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Consolidated Financial Statement Schedule

Schedule II – Valuation and Qualifying Accounts

(in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to costs and expenses	Charged to other accounts (Describe)		Deductions (Describe)		Balance at End of Period
Year ended December 31, 2011
Allowance for Doubtful Accounts	62	140	10	(3)	(6	)(2)	206
Deferred Tax Asset Valuation Allowance	4,062	(188)	—		—		3,874
Year ended December 31, 2012
Allowance for Doubtful Accounts	206	(1)	—		(50	)(1)	155
Deferred Tax Asset Valuation Allowance	3,874	—	—		—		3,874

(1)	Write-offs ($49,000) and recoveries of reserved receivables ($1,000)
(2)	Currency translation
(3)	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.